Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
iBonds
®
2029 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Oil, Gas & Consumable Fuels — 0.0%
New Fortress Energy, Inc., (Acquired 12/24/24,
cost $0)
(a)(b)
...................... 1,176 $ 17,640
Total Common Stocks — 0.0%
(Cost: $—) ..................................... 17,640
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 2.2%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(c)
.. USD 216 220,799
Bombardier, Inc., 7.50%, 02/01/29
(c)
...... 294 306,113
BWX Technologies, Inc., 4.13%, 04/15/29
(c)
.. 157 147,880
Spirit AeroSystems, Inc., 9.38%, 11/30/29
(c)
.. 353 379,348
TransDigm, Inc.
4.63%, 01/15/29 .................. 471 445,820
6.38%, 03/01/29
(c)
................. 1,079 1,090,298
4.88%, 05/01/29
(d)
................. 294 279,032
2,869,290
Automobile Components — 1.8%
Allison Transmission, Inc., 5.88%, 06/01/29
(c)
. 196 196,527
American Axle & Manufacturing, Inc., 5.00%,
10/01/29
(d)
..................... 230 210,983
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(c)(d)
.................... 261 215,731
Goodyear Tire & Rubber Co. (The), 5.00%,
07/15/29
(d)
..................... 325 303,087
Icahn Enterprises LP
9.75%, 01/15/29 .................. 268 274,439
4.38%, 02/01/29 .................. 294 253,967
10.00%, 11/15/29
(c)
................ 196 200,195
IHO Verwaltungs GmbH, 6.37%, (6.37% Cash
or 7.13% PIK), 05/15/29
(c)(e)
.......... 170 166,579
Patrick Industries, Inc., 4.75%, 05/01/29
(c)(d)
.. 137 130,613
Phinia, Inc., 6.75%, 04/15/29
(c)
.......... 206 211,726
Real Hero Merger Sub 2, Inc., 6.25%,
02/01/29
(c)
..................... 239 208,088
2,371,935
Automobiles — 0.6%
(c)
Aston Martin Capital Holdings Ltd., 10.00%,
03/31/29 ...................... 422 418,728
Jaguar Land Rover Automotive plc, 5.50%,
07/15/29 ...................... 190 186,700
Thor Industries, Inc., 4.00%, 10/15/29
(d)
.... 188 171,760
777,188
Beverages — 0.4%
(c)
Primo Water Holdings, Inc., 4.38%, 04/30/29 . 288 272,185
Triton Water Holdings, Inc., 6.25%, 04/01/29 . 297 294,859
567,044
Broadline Retail — 2.0%
(c)
Go Daddy Operating Co. LLC, 3.50%,
03/01/29
(d)
..................... 314 290,382
Macy's Retail Holdings LLC, 5.88%, 04/01/29
(d)
128 125,204
Match Group Holdings II LLC, 5.63%, 02/15/29 137 135,530
QVC, Inc., 6.88%, 04/15/29 ............ 236 196,275
Rakuten Group, Inc., 9.75%, 04/15/29 ..... 785 857,784
Saks Global Enterprises LLC, 11.00%, 12/15/29 670 642,408
Wayfair LLC, 7.25%, 10/31/29 .......... 316 322,448
2,570,031
Security
Par (000)
Par (000) Value
Building Products — 0.4%
(c)
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 .................. USD 125 $ 101,157
9.50%, 08/15/29
(d)
................. 196 196,063
Summit Materials LLC, 5.25%, 01/15/29 .... 268 271,471
568,691
Capital Markets — 0.7%
(c)
Aretec Group, Inc., 7.50%, 04/01/29 ...... 155 155,260
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29 ................. 392 379,785
Hightower Holding LLC, 6.75%, 04/15/29 ... 118 115,817
Jane Street Group, 4.50%, 11/15/29 ...... 232 218,663
869,525
Chemicals — 2.9%
Axalta Coating Systems LLC, 3.38%, 02/15/29
(c)
287 263,675
Chemours Co. (The), 4.63%, 11/15/29
(c)(d)
... 243 215,576
INEOS Finance plc, 7.50%, 04/15/29
(c)
..... 281 287,091
INEOS Quattro Finance 2 plc, 9.63%,
03/15/29
(c)
..................... 140 147,032
Innophos Holdings, Inc., 11.50%, 06/15/29
(c)
. 181 193,030
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(c)(d)
.. 138 142,073
Mativ Holdings, Inc., 8.00%, 10/01/29
(c)(d)
... 157 149,347
Methanex Corp., 5.25%, 12/15/29 ........ 275 267,836
Olin Corp., 5.63%, 08/01/29
(d)
.......... 263 256,386
Olympus Water US Holding Corp., 6.25%,
10/01/29
(c)
..................... 180 172,767
Rain Carbon, Inc., 12.25%, 09/01/29
(c)(d)
.... 177 187,603
SCIH Salt Holdings, Inc., 6.63%, 05/01/29
(c)
.. 275 266,733
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29
(d)
161 151,087
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(c)
..................... 265 251,193
Tronox, Inc., 4.63%, 03/15/29
(c)(d)
........ 422 382,557
WR Grace Holdings LLC, 5.63%, 08/15/29
(c)
. 453 422,268
3,756,254
Commercial Services & Supplies — 3.7%
ACCO Brands Corp., 4.25%, 03/15/29
(c)
.... 226 209,090
ADT Security Corp. (The), 4.13%, 08/01/29
(c)(d)
387 362,532
Allied Universal Holdco LLC, 6.00%, 06/01/29
(c)
375 346,833
APi Group DE, Inc.
(c)
4.13%, 07/15/29 .................. 132 122,417
4.75%, 10/15/29
(d)
................. 103 97,730
Brink's Co. (The), 6.50%, 06/15/29
(c)
...... 157 160,098
Clean Harbors, Inc., 5.13%, 07/15/29
(c)
..... 112 108,569
CoreCivic, Inc., 8.25%, 04/15/29 ......... 196 207,302
Deluxe Corp.
(c)
8.00%, 06/01/29 .................. 186 182,202
8.13%, 09/15/29 .................. 185 190,472
Garda World Security Corp., 6.00%, 06/01/29
(c)
196 188,462
GEO Group, Inc. (The), 8.63%, 04/15/29 ... 255 269,440
GFL Environmental, Inc.
(c)
4.75%, 06/15/29 .................. 294 283,087
4.38%, 08/15/29
(d)
................. 216 204,226
Madison IAQ LLC, 5.88%, 06/30/29
(c)
...... 406 391,742
Pitney Bowes, Inc., 7.25%, 03/15/29
(c)
..... 139 139,347
Reworld Holding Corp., 4.88%, 12/01/29
(c)(d)
.. 300 278,882
RR Donnelley & Sons Co.
(c)
9.50%, 08/01/29 .................. 412 424,274
10.88%, 08/01/29 ................. 186 191,113
Steelcase, Inc., 5.13%, 01/18/29 ........ 177 170,650
VM Consolidated, Inc., 5.50%, 04/15/29
(c)(d)
.. 137 132,844
Williams Scotsman, Inc., 6.63%, 06/15/29
(c)
.. 196 200,949
4,862,261

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
2029 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Communications Equipment — 0.4%
(c)
CommScope LLC, 4.75%, 09/01/29 ....... USD 490 $ 436,280
Viavi Solutions, Inc., 3.75%, 10/01/29
(d)
.... 157 142,839
579,119
Construction & Engineering — 0.7%
(c)
Arcosa, Inc., 4.38%, 04/15/29 .......... 157 148,360
ASG Finance DAC, 9.75%, 05/15/29 ...... 120 121,512
Dycom Industries, Inc., 4.50%, 04/15/29
(d)
... 196 184,777
Global Infrastructure Solutions, Inc., 5.63%,
06/01/29 ...................... 157 152,582
Great Lakes Dredge & Dock Corp., 5.25%,
06/01/29
(d)
..................... 127 118,085
Tutor Perini Corp., 11.88%, 04/30/29 ...... 162 180,808
906,124
Consumer Finance — 2.4%
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(c)
..................... 353 380,615
Cobra AcquisitionCo LLC
(c)
6.38%, 11/01/29 .................. 157 137,289
12.25%, 11/01/29 ................. 98 102,314
Encore Capital Group, Inc., 9.25%, 04/01/29
(c)
215 230,529
Enova International, Inc., 9.13%, 08/01/29
(c)
.. 196 206,323
GGAM Finance Ltd., 6.88%, 04/15/29
(c)
.... 157 160,785
goeasy Ltd., 7.63%, 07/01/29
(c)
......... 236 244,088
Navient Corp., 5.50%, 03/15/29 ......... 294 281,872
OneMain Finance Corp.
9.00%, 01/15/29
(d)
................. 353 375,041
6.63%, 05/15/29 .................. 351 356,563
5.38%, 11/15/29 .................. 290 281,776
PRA Group, Inc., 5.00%, 10/01/29
(c)(d)
...... 128 118,402
PROG Holdings, Inc., 6.00%, 11/15/29
(c)
.... 235 226,994
3,102,591
Consumer Staples Distribution & Retail — 1.4%
Albertsons Cos., Inc., 3.50%, 03/15/29
(c)
.... 530 487,216
KeHE Distributors LLC, 9.00%, 02/15/29
(c)
... 392 407,606
Performance Food Group, Inc., 4.25%,
08/01/29
(c)
..................... 377 354,303
US Foods, Inc., 4.75%, 02/15/29
(c)
....... 353 340,869
Walgreens Boots Alliance, Inc., 8.13%,
08/15/29
(d)
..................... 300 303,182
1,893,176
Containers & Packaging — 1.1%
Ardagh Metal Packaging Finance USA LLC,
4.00%, 09/01/29
(c)
................ 310 270,467
Ball Corp., 6.00%, 06/15/29 ........... 386 390,106
Clydesdale Acquisition Holdings, Inc., 6.63%,
04/15/29
(c)
..................... 197 198,954
Graphic Packaging International LLC, 3.50%,
03/01/29
(c)
..................... 137 126,339
LABL, Inc., 8.25%, 11/01/29
(c)(d)
......... 180 153,192
Sealed Air Corp., 5.00%, 04/15/29
(c)(d)
..... 168 162,758
TriMas Corp., 4.13%, 04/15/29
(c)
......... 157 145,359
1,447,175
Distributors — 0.5%
(c)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 .............. 154 142,342
Gates Corp., 6.88%, 07/01/29 .......... 196 200,615
Resideo Funding, Inc., 4.00%, 09/01/29
(d)
... 118 108,741
Velocity Vehicle Group LLC, 8.00%, 06/01/29 . 196 204,264
655,962
Diversified Consumer Services — 1.3%
Belron UK Finance plc, 5.75%, 10/15/29
(c)
... 420 416,925
Carriage Services, Inc., 4.25%, 05/15/29
(c)
... 157 143,881
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Champions Financing, Inc., 8.75%, 02/15/29
(c)(d)
USD 235 $ 224,465
Mavis Tire Express Services Topco Corp.,
6.50%, 05/15/29
(c)(d)
............... 282 273,746
Service Corp. International, 5.13%, 06/01/29 . 288 281,920
Signal Parent, Inc., 6.13%, 04/01/29
(c)(d)
.... 118 74,681
Sotheby's, 5.88%, 06/01/29
(c)
........... 120 110,664
StoneMor, Inc., 8.50%, 05/15/29
(c)
........ 155 141,813
1,668,095
Diversified REITs — 0.3%
Uniti Group LP, 6.50%, 02/15/29
(c)
........ 435 396,911
Diversified Telecommunication Services — 4.8%
Altice Financing SA, 5.75%, 08/15/29
(c)
..... 815 635,099
Altice France SA
(c)
5.13%, 01/15/29 .................. 184 144,289
5.13%, 07/15/29 .................. 988 787,775
5.50%, 10/15/29 .................. 790 630,737
CCO Holdings LLC
(c)
5.38%, 06/01/29 .................. 588 568,557
6.38%, 09/01/29
(d)
................. 588 588,080
Frontier Communications Holdings LLC
6.75%, 05/01/29
(c)
................. 392 395,401
5.88%, 11/01/29 .................. 294 293,661
Level 3 Financing, Inc.
(c)
3.63%, 01/15/29 .................. 147 113,226
10.50%, 04/15/29 ................. 267 299,706
4.88%, 06/15/29 .................. 235 202,680
3.75%, 07/15/29 .................. 176 134,147
11.00%, 11/15/29
(d)
................ 618 700,229
Lumen Technologies, Inc.
(c)
4.50%, 01/15/29 .................. 124 103,573
4.13%, 04/15/29 .................. 131 118,036
Virgin Media Secured Finance plc, 5.50%,
05/15/29
(c)
..................... 562 538,113
6,253,309
Electric Utilities — 1.4%
DPL, Inc., 4.35%, 04/15/29 ............ 155 144,776
Leeward Renewable Energy Operations LLC,
4.25%, 07/01/29
(c)
................ 146 132,939
NextEra Energy Operating Partners LP, 7.25%,
01/15/29
(c)(d)
.................... 294 296,078
NRG Energy, Inc.
(c)
3.38%, 02/15/29 .................. 196 179,201
5.25%, 06/15/29 .................. 288 280,814
5.75%, 07/15/29 .................. 313 308,806
Vistra Operations Co. LLC, 4.38%, 05/01/29
(c)
479 454,654
1,797,268
Electrical Equipment — 0.3%
Sensata Technologies BV, 4.00%, 04/15/29
(c)
. 380 351,832
Electronic Equipment, Instruments & Components — 0.4%
(c)
Coherent Corp., 5.00%, 12/15/29
(d)
....... 383 368,913
TTM Technologies, Inc., 4.00%, 03/01/29 ... 187 175,424
544,337
Energy Equipment & Services — 1.0%
(c)
Helix Energy Solutions Group, Inc., 9.75%,
03/01/29 ...................... 116 124,158
Kodiak Gas Services LLC, 7.25%, 02/15/29 .. 289 297,629
Precision Drilling Corp., 6.88%, 01/15/29 ... 155 156,377
Transocean, Inc., 8.25%, 05/15/29 ....... 353 354,619
USA Compression Partners LP, 7.13%,
03/15/29 ...................... 377 386,005
1,318,788

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
2029 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment — 0.7%
(c)
AMC Entertainment Holdings, Inc., 7.50%,
02/15/29
(d)
..................... USD 373 $ 313,745
Banijay Entertainment SAS, 8.13%, 05/01/29 . 180 186,910
Lions Gate Capital Holdings 1, Inc., 5.50%,
04/15/29 ...................... 153 136,858
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ...................... 130 106,184
Playtika Holding Corp., 4.25%, 03/15/29
(d)
... 224 206,968
950,665
Financial Services — 2.7%
(c)
Armor Holdco, Inc., 8.50%, 11/15/29 ...... 134 135,032
CPI CG, Inc., 10.00%, 07/15/29 ......... 106 114,436
Freedom Mortgage Holdings LLC, 9.25%,
02/01/29 ...................... 441 460,602
Jefferson Capital Holdings LLC, 9.50%,
02/15/29 ...................... 157 167,768
Nationstar Mortgage Holdings, Inc., 6.50%,
08/01/29 ...................... 294 295,816
NCR Atleos Corp., 9.50%, 04/01/29 ....... 530 577,426
Paysafe Finance plc, 4.00%, 06/15/29 ..... 136 126,267
PennyMac Financial Services, Inc.
4.25%, 02/15/29 .................. 259 242,423
7.88%, 12/15/29 .................. 298 311,837
PHH Escrow Issuer LLC, 9.88%, 11/01/29 ... 196 191,847
Planet Financial Group LLC, 10.50%, 12/15/29 186 191,221
Provident Funding Associates LP, 9.75%,
09/15/29 ...................... 157 163,928
Rocket Mortgage LLC, 3.63%, 03/01/29
(d)
... 294 268,705
United Wholesale Mortgage LLC, 5.50%,
04/15/29 ...................... 275 266,545
3,513,853
Food Products — 1.0%
(c)
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(e)
............. 250 264,296
Chobani LLC, 7.63%, 07/01/29 ......... 196 204,455
Post Holdings, Inc., 5.50%, 12/15/29 ...... 484 473,599
Simmons Foods, Inc., 4.63%, 03/01/29
(d)
... 327 304,857
1,247,207
Gas Utilities — 0.4%
(c)
Ferrellgas LP, 5.88%, 04/01/29 ......... 318 300,312
Superior Plus LP, 4.50%, 03/15/29 ....... 235 216,770
517,082
Ground Transportation — 1.5%
(c)
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(d)
235 224,147
Carriage Purchaser, Inc., 7.88%, 10/15/29
(d)
.. 120 111,410
Dcli Bidco LLC, 7.75%, 11/15/29 ......... 195 200,647
First Student Bidco, Inc., 4.00%, 07/31/29
(d)
.. 307 285,839
Hertz Corp. (The)
12.63%, 07/15/29 ................. 490 528,448
5.00%, 12/01/29
(d)
................. 395 285,370
NESCO Holdings II, Inc., 5.50%, 04/15/29 ... 361 341,469
1,977,330
Health Care Equipment & Supplies — 2.9%
(c)
Avantor Funding, Inc., 3.88%, 11/01/29
(d)
... 314 290,731
Hologic, Inc., 3.25%, 02/15/29 .......... 367 337,701
Medline Borrower LP
3.88%, 04/01/29 .................. 1,765 1,648,234
6.25%, 04/01/29 .................. 588 597,720
5.25%, 10/01/29
(d)
................. 981 950,272
3,824,658
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 2.8%
180 Medical, Inc., 3.88%, 10/15/29
(c)
...... USD 190 $ 175,671
Acadia Healthcare Co., Inc., 5.00%, 04/15/29
(c)
(d)
.......................... 186 176,987
AdaptHealth LLC, 4.63%, 08/01/29
(c)(d)
..... 198 181,798
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
. 125 119,255
Community Health Systems, Inc.
(c)
6.00%, 01/15/29 .................. 247 225,141
6.88%, 04/15/29
(d)
................. 488 336,874
HealthEquity, Inc., 4.50%, 10/01/29
(c)(d)
..... 235 221,824
Kedrion SpA, 6.50%, 09/01/29
(c)
......... 305 290,854
LifePoint Health, Inc., 5.38%, 01/15/29
(c)
.... 196 173,423
Option Care Health, Inc., 4.38%, 10/31/29
(c)
.. 190 177,642
Owens & Minor, Inc., 4.50%, 03/31/29
(c)(d)
... 188 170,577
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(c)
..................... 590 562,462
Tenet Healthcare Corp., 4.25%, 06/01/29 ... 549 518,837
US Acute Care Solutions LLC, 9.75%,
05/15/29
(c)(d)
.................... 388 394,811
3,726,156
Health Care REITs — 0.2%
MPT Operating Partnership LP, 4.63%,
08/01/29
(d)
..................... 353 269,873
Hotel & Resort REITs — 1.1%
Park Intermediate Holdings LLC, 4.88%,
05/15/29
(c)
..................... 294 280,972
Pebblebrook Hotel LP, 6.38%, 10/15/29
(c)
... 157 156,725
RHP Hotel Properties LP, 4.50%, 02/15/29
(c)(d)
235 223,963
RLJ Lodging Trust LP, 4.00%, 09/15/29
(c)
... 196 180,057
Service Properties Trust
8.38%, 06/15/29 .................. 279 278,909
4.95%, 10/01/29
(d)
................. 167 137,997
XHR LP, 4.88%, 06/01/29
(c)
............ 196 186,298
1,444,921
Hotels, Restaurants & Leisure — 8.2%
1011778 BC ULC
(c)
3.50%, 02/15/29 .................. 288 266,386
6.13%, 06/15/29 .................. 471 477,295
5.63%, 09/15/29 .................. 226 225,216
Bloomin' Brands, Inc., 5.13%, 04/15/29
(c)(d)
... 130 118,887
Boyne USA, Inc., 4.75%, 05/15/29
(c)(d)
..... 271 257,553
Caesars Entertainment, Inc., 4.63%, 10/15/29
(c)
(d)
.......................... 471 444,005
Carnival Corp., 6.00%, 05/01/29
(c)(d)
....... 785 785,485
Cedar Fair LP, 5.25%, 07/15/29 ......... 200 192,637
Everi Holdings, Inc., 5.00%, 07/15/29
(c)
..... 157 157,600
Fertitta Entertainment LLC, 4.63%, 01/15/29
(c)
392 368,716
Genting New York LLC, 7.25%, 10/01/29
(c)
... 240 247,526
Great Canadian Gaming Corp., 8.75%,
11/15/29
(c)
..................... 213 221,100
Hilton Domestic Operating Co., Inc.
(c)
5.88%, 04/01/29 .................. 213 214,489
3.75%, 05/01/29 .................. 314 293,471
Hilton Grand Vacations Borrower LLC, 5.00%,
06/01/29
(c)(d)
.................... 333 317,070
International Game Technology plc, 5.25%,
01/15/29
(c)
..................... 291 286,342
Jacobs Entertainment, Inc., 6.75%, 02/15/29
(c)
202 198,454
Light & Wonder International, Inc., 7.25%,
11/15/29
(c)
..................... 196 201,927
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
206 176,381
Marriott Ownership Resorts, Inc., 4.50%,
06/15/29
(c)(d)
.................... 190 178,515
Melco Resorts Finance Ltd., 5.38%, 12/04/29
(c)
(d)
.......................... 450 413,020

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
2029 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
MGM Resorts International, 6.13%, 09/15/29
(d)
USD 329 $ 329,090
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
..................... 294 279,539
NCL Corp. Ltd.
(c)
8.13%, 01/15/29 .................. 310 328,924
7.75%, 02/15/29 .................. 225 238,944
Papa John's International, Inc., 3.88%,
09/15/29
(c)(d)
.................... 150 136,249
Penn Entertainment, Inc., 4.13%, 07/01/29
(c)(d)
152 138,401
Premier Entertainment Sub LLC, 5.63%,
09/01/29
(c)
..................... 243 179,499
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(c)
..................... 196 209,828
Resorts World Las Vegas LLC, 4.63%,
04/16/29
(f)
..................... 400 355,561
Sabre GLBL, Inc., 10.75%, 11/15/29
(c)
..... 324 335,912
SeaWorld Parks & Entertainment, Inc., 5.25%,
08/15/29
(c)(d)
.................... 284 274,362
Studio City Finance Ltd., 5.00%, 01/15/29
(c)
.. 440 401,306
TKC Holdings, Inc., 10.50%, 05/15/29
(c)
.... 268 273,352
Travel + Leisure Co., 4.50%, 12/01/29
(c)(d)
... 249 235,684
Viking Cruises Ltd., 7.00%, 02/15/29
(c)
..... 196 197,850
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(c)
..................... 135 133,514
Wynn Macau Ltd., 5.13%, 12/15/29
(c)
...... 383 356,600
Wynn Resorts Finance LLC, 5.13%, 10/01/29
(c)
288 278,974
10,725,664
Household Durables — 1.9%
Ashton Woods USA LLC, 4.63%, 08/01/29
(c)
. 145 134,094
Beazer Homes USA, Inc., 7.25%, 10/15/29
(d)
. 136 137,267
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(c)
..................... 138 128,459
CD&R Smokey Buyer, Inc., 9.50%, 10/15/29
(c)
299 298,393
Century Communities, Inc., 3.88%, 08/15/29
(c)
198 180,081
Empire Communities Corp., 9.75%, 05/01/29
(c)
186 193,937
K. Hovnanian Enterprises, Inc., 11.75%,
09/30/29
(c)
..................... 165 179,382
KB Home, 4.80%, 11/15/29 ............ 130 124,573
Landsea Homes Corp., 8.88%, 04/01/29
(c)(d)
.. 115 115,183
LGI Homes, Inc., 4.00%, 07/15/29
(c)
....... 112 101,571
New Home Co., Inc. (The), 9.25%, 10/01/29
(c)
118 120,640
Newell Brands, Inc., 6.63%, 09/15/29 ...... 193 197,885
Shea Homes LP, 4.75%, 04/01/29 ........ 113 107,335
STL Holding Co. LLC, 8.75%, 02/15/29
(c)
.... 99 105,522
Tempur Sealy International, Inc., 4.00%,
04/15/29
(c)
..................... 314 292,396
TopBuild Corp., 3.63%, 03/15/29
(c)
....... 153 141,470
2,558,188
Household Products — 0.2%
Energizer Holdings, Inc., 4.38%, 03/31/29
(c)
.. 310 289,678
Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp., 4.63%, 02/01/29
(c)
........ 255 244,060
TransAlta Corp., 7.75%, 11/15/29 ........ 147 152,715
396,775
Insurance — 2.1%
(c)
Acrisure LLC
8.25%, 02/01/29 .................. 363 377,011
4.25%, 02/15/29 .................. 275 260,273
8.50%, 06/15/29 .................. 197 206,438
6.00%, 08/01/29 .................. 195 187,997
Alliant Holdings Intermediate LLC, 5.88%,
11/01/29 ...................... 179 172,383
Security
Par (000)
Par (000) Value
Insurance (continued)
AmWINS Group, Inc.
6.38%, 02/15/29 .................. USD 294 $ 297,671
4.88%, 06/30/29 .................. 306 291,339
APH Somerset Investor 2 LLC, 7.88%, 11/01/29 294 296,416
AssuredPartners, Inc., 5.63%, 01/15/29 .... 216 218,542
BroadStreet Partners, Inc., 5.88%, 04/15/29 . 279 273,301
HUB International Ltd., 5.63%, 12/01/29
(d)
... 216 211,706
2,793,077
IT Services — 0.7%
Acuris Finance US, Inc., 9.00%, 08/01/29
(c)
.. 195 195,959
Conduent Business Services LLC, 6.00%,
11/01/29
(c)
..................... 201 193,428
ION Trading Technologies SARL, 9.50%,
05/30/29
(c)
..................... 305 318,966
Newfold Digital Holdings Group, Inc., 6.00%,
02/15/29
(c)
..................... 157 86,632
Twilio, Inc., 3.63%, 03/15/29
(d)
.......... 191 177,519
972,504
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc.,
3.75%, 03/15/29
(c)
................ 196 181,145
Machinery — 1.1%
Esab Corp., 6.25%, 04/15/29
(c)
.......... 270 273,910
Hillenbrand, Inc., 6.25%, 02/15/29 ........ 194 196,038
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(c)(d)
.................... 392 410,815
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
177 165,050
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(c)
..................... 196 184,773
Terex Corp., 5.00%, 05/15/29
(c)
......... 230 221,328
1,451,914
Media — 7.0%
AMC Networks, Inc.
10.25%, 01/15/29
(c)
................ 344 367,168
4.25%, 02/15/29 .................. 386 305,822
Clear Channel Outdoor Holdings, Inc., 7.50%,
06/01/29
(c)
..................... 412 366,887
CMG Media Corp., 8.88%, 06/18/29
(c)
..... 225 181,216
CSC Holdings LLC
(c)
11.75%, 01/31/29 ................. 805 801,262
6.50%, 02/01/29 .................. 687 586,800
EchoStar Corp., 10.75%, 11/30/29 ....... 2,101 2,264,409
Gray Media, Inc., 10.50%, 07/15/29
(c)(d)
..... 490 512,724
iHeartCommunications, Inc., 9.13%, 05/01/29
(c)
280 245,076
Lamar Media Corp., 4.88%, 01/15/29 ...... 157 152,456
LCPR Senior Secured Financing DAC, 5.13%,
07/15/29
(c)
..................... 320 259,928
McGraw-Hill Education, Inc., 8.00%, 08/01/29
(c)
247 251,282
Neptune Bidco US, Inc., 9.29%, 04/15/29
(c)
.. 1,024 872,630
Outfront Media Capital LLC, 4.25%, 01/15/29
(c)
196 183,434
Scripps Escrow II, Inc., 3.88%, 01/15/29
(c)
... 205 149,667
Sirius XM Radio LLC, 5.50%, 07/01/29
(c)(d)
... 490 477,413
Stagwell Global LLC, 5.63%, 08/15/29
(c)(d)
... 431 416,125
TEGNA, Inc., 5.00%, 09/15/29
(d)
......... 431 404,806
Univision Communications, Inc., 4.50%,
05/01/29
(c)(d)
.................... 407 370,818
9,169,923
Metals & Mining — 1.8%
Alcoa Nederland Holding BV, 4.13%, 03/31/29
(c)
195 183,283
Algoma Steel, Inc., 9.13%, 04/15/29
(c)
..... 148 148,914
ATI, Inc., 4.88%, 10/01/29 ............ 127 121,080
Big River Steel LLC, 6.63%, 01/31/29
(c)
.... 277 278,834

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
2029 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Cleveland-Cliffs, Inc.
(c)
4.63%, 03/01/29
(d)
................. USD 151 $ 140,647
6.88%, 11/01/29 .................. 353 354,542
Coeur Mining, Inc., 5.13%, 02/15/29
(c)
..... 123 119,202
Constellium SE, 3.75%, 04/15/29
(c)
....... 195 177,772
Hudbay Minerals, Inc., 6.13%, 04/01/29
(f)
... 213 213,280
Perenti Finance Pty. Ltd., 7.50%, 04/26/29
(c)
. 130 135,522
SunCoke Energy, Inc., 4.88%, 06/30/29
(c)
... 196 180,615
TMS International Corp., 6.25%, 04/15/29
(c)
.. 137 129,593
United States Steel Corp., 6.88%, 03/01/29
(d)
. 186 188,004
2,371,288
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
(c)
Apollo Commercial Real Estate Finance, Inc.,
4.63%, 06/15/29
(d)
................ 210 188,342
Blackstone Mortgage Trust, Inc., 7.75%,
12/01/29 ...................... 180 185,446
Ladder Capital Finance Holdings LLLP, 4.75%,
06/15/29 ...................... 255 242,497
Rithm Capital Corp., 8.00%, 04/01/29 ..... 299 302,451
Starwood Property Trust, Inc., 7.25%, 04/01/29 235 242,746
1,161,482
Office REITs — 0.6%
Brandywine Operating Partnership LP
8.88%, 04/12/29 .................. 157 167,748
4.55%, 10/01/29
(d)
................. 137 124,508
Hudson Pacific Properties LP, 4.65%,
04/01/29
(d)
..................... 196 157,524
Office Properties Income Trust
(c)
9.00%, 03/31/29 .................. 127 123,082
9.00%, 09/30/29 .................. 223 187,268
760,130
Oil, Gas & Consumable Fuels — 10.5%
Aethon United BR LP, 7.50%, 10/01/29
(c)
.... 436 447,203
Alliance Resource Operating Partners LP,
8.63%, 06/15/29
(c)
................ 157 165,982
Antero Midstream Partners LP, 5.38%,
06/15/29
(c)
..................... 294 287,336
Ascent Resources Utica Holdings LLC, 5.88%,
06/30/29
(c)
..................... 165 162,425
Blue Racer Midstream LLC, 7.00%, 07/15/29
(c)
196 201,383
Buckeye Partners LP, 6.88%, 07/01/29
(c)
.... 235 240,721
California Resources Corp., 8.25%, 06/15/29
(c)
353 363,189
CNX Resources Corp., 6.00%, 01/15/29
(c)
... 192 190,299
Comstock Resources, Inc.
6.75%, 03/01/29
(c)
................. 647 636,422
Coronado Finance Pty. Ltd., 9.25%, 10/01/29
(c)
153 156,632
CVR Energy, Inc., 8.50%, 01/15/29
(c)
...... 235 230,287
Delek Logistics Partners LP, 8.63%, 03/15/29
(c)
412 432,277
DT Midstream, Inc., 4.13%, 06/15/29
(c)
..... 431 407,640
EQM Midstream Partners LP
(c)
4.50%, 01/15/29 .................. 286 275,930
6.38%, 04/01/29 .................. 239 243,273
Genesis Energy LP, 8.25%, 01/15/29
(d)
..... 230 235,520
Global Partners LP, 6.88%, 01/15/29 ...... 137 138,882
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(c)(d)
.................... 253 257,709
Hess Midstream Operations LP, 6.50%,
06/01/29
(c)
..................... 235 239,787
Hilcorp Energy I LP, 5.75%, 02/01/29
(c)
..... 230 223,411
Ithaca Energy North Sea plc, 8.13%, 10/15/29
(c)
295 301,659
ITT Holdings LLC, 6.50%, 08/01/29
(c)
...... 479 447,868
Kraken Oil & Gas Partners LLC, 7.63%,
08/15/29
(c)
..................... 194 191,072
MEG Energy Corp., 5.88%, 02/01/29
(c)
..... 235 231,236
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
NFE Financing LLC, 12.00%, 11/15/29
(c)
.... USD 821 $ 858,046
NGL Energy Operating LLC, 8.13%, 02/15/29
(c)
353 362,284
Parkland Corp., 4.50%, 10/01/29
(c)
....... 314 294,491
Permian Resources Operating LLC, 5.88%,
07/01/29
(c)
..................... 270 268,141
Prairie Acquiror LP, 9.00%, 08/01/29
(c)
..... 157 162,399
Puma International Financing SA, 7.75%,
04/25/29
(c)
..................... 200 202,887
Range Resources Corp., 8.25%, 01/15/29 ... 235 241,552
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(c)
..................... 216 207,343
Saturn Oil & Gas, Inc., 9.63%, 06/15/29
(c)(d)
.. 239 238,841
SM Energy Co., 6.75%, 08/01/29
(c)
....... 290 290,353
Summit Midstream Holdings LLC, 8.63%,
10/31/29
(c)
..................... 324 341,499
Sunoco LP
7.00%, 05/01/29
(c)
................. 295 305,141
4.50%, 05/15/29 .................. 313 298,418
Tallgrass Energy Partners LP, 7.38%, 02/15/29
(c)
(d)
.......................... 305 310,166
Talos Production, Inc., 9.00%, 02/01/29
(c)(d)
.. 237 246,559
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(c)
..................... 275 261,235
Venture Global Calcasieu Pass LLC, 3.88%,
08/15/29
(c)
..................... 490 453,343
Venture Global LNG, Inc., 9.50%, 02/01/29
(c)
. 1,177 1,311,827
Vital Energy, Inc., 7.75%, 07/31/29
(c)(d)
..... 115 115,287
W&T Offshore, Inc., 10.75%, 02/01/29
(c)
.... 137 136,976
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(c)
..................... 240 237,749
13,852,680
Paper & Forest Products — 0.5%
Louisiana-Pacific Corp., 3.63%, 03/15/29
(c)
.. 137 127,474
Magnera Corp., 4.75%, 11/15/29
(c)
....... 193 174,453
Mercer International, Inc., 5.13%, 02/01/29 .. 342 303,101
605,028
Passenger Airlines — 2.0%
(c)
American Airlines, Inc.
(d)
5.75%, 04/20/29 .................. 1,177 1,173,907
8.50%, 05/15/29 .................. 395 415,977
OneSky Flight LLC, 8.88%, 12/15/29 ...... 216 221,209
United Airlines, Inc., 4.63%, 04/15/29 ...... 785 753,924
2,565,017
Personal Care Products — 0.1%
Edgewell Personal Care Co., 4.13%, 04/01/29
(c)
(d)
.......................... 196 183,542
Pharmaceuticals — 0.8%
(c)
HLF Financing SARL LLC
12.25%, 04/15/29 ................. 310 325,375
4.88%, 06/01/29 .................. 243 165,466
Jazz Securities DAC, 4.38%, 01/15/29 ..... 570 542,947
1,033,788
Professional Services — 0.4%
(c)
AMN Healthcare, Inc., 4.00%, 04/15/29
(d)
... 137 124,704
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(d)
..................... 185 179,972
TriNet Group, Inc., 3.50%, 03/01/29 ....... 196 180,286
484,962
Real Estate Management & Development — 0.8%
Anywhere Real Estate Group LLC, 5.75%,
01/15/29
(c)(d)
.................... 234 189,799
Howard Hughes Corp. (The), 4.13%, 02/01/29
(c)
249 228,786

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
2029 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Hunt Cos., Inc., 5.25%, 04/15/29
(c)
....... USD 245 $ 234,927
Kennedy-Wilson, Inc., 4.75%, 03/01/29
(d)
... 232 214,162
Newmark Group, Inc., 7.50%, 01/12/29 .... 186 195,440
1,063,114
Semiconductors & Semiconductor Equipment — 0.3%
(c)
ams-OSRAM AG, 12.25%, 03/30/29 ...... 155 153,506
Entegris, Inc., 3.63%, 05/01/29 ......... 154 141,760
Synaptics, Inc., 4.00%, 06/15/29
(d)
........ 152 139,730
434,996
Software — 4.7%
Central Parent LLC, 8.00%, 06/15/29
(c)
..... 296 286,633
Central Parent, Inc., 7.25%, 06/15/29
(c)(d)
.... 291 276,555
Clarivate Science Holdings Corp., 4.88%,
07/01/29
(c)(d)
.................... 361 338,575
Cloud Software Group, Inc.
(c)
6.50%, 03/31/29 .................. 1,569 1,542,573
9.00%, 09/30/29 .................. 1,505 1,541,322
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 . 294 269,947
Dye & Durham Ltd., 8.63%, 04/15/29
(c)
..... 218 228,015
Elastic NV, 4.13%, 07/15/29
(c)
.......... 226 211,237
Ellucian Holdings, Inc., 6.50%, 12/01/29
(c)
... 275 276,679
Helios Software Holdings, Inc., 8.75%,
05/01/29
(c)
..................... 265 273,299
NCR Voyix Corp., 5.13%, 04/15/29
(c)(d)
..... 154 146,901
Open Text Corp., 3.88%, 12/01/29
(c)(d)
...... 333 305,707
Rocket Software, Inc., 6.50%, 02/15/29
(c)
... 233 221,319
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(c)
(d)
.......................... 255 234,563
6,153,325
Specialized REITs — 1.0%
Iron Mountain, Inc.
(c)
7.00%, 02/15/29 .................. 392 403,110
4.88%, 09/15/29 .................. 392 375,731
SBA Communications Corp., 3.13%, 02/01/29 575 523,158
1,301,999
Specialty Retail — 4.4%
Arko Corp., 5.13%, 11/15/29
(c)(d)
......... 177 163,490
Asbury Automotive Group, Inc., 4.63%,
11/15/29
(c)(d)
.................... 314 298,717
Bath & Body Works, Inc., 7.50%, 06/15/29
(d)
.. 189 194,640
Foot Locker, Inc., 4.00%, 10/01/29
(c)
...... 155 133,300
Gap, Inc. (The), 3.63%, 10/01/29
(c)(d)
...... 288 262,189
Global Auto Holdings Ltd.
(c)
8.38%, 01/15/29 .................. 202 189,406
11.50%, 08/15/29 ................. 210 215,325
GYP Holdings III Corp., 4.63%, 05/01/29
(c)
... 137 130,509
LBM Acquisition LLC, 6.25%, 01/15/29
(c)
.... 322 297,599
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(c)
..................... 392 371,195
Lithia Motors, Inc., 3.88%, 06/01/29
(c)
...... 314 291,485
Michaels Cos., Inc. (The), 7.88%, 05/01/29
(c)
. 450 283,490
Murphy Oil USA, Inc., 4.75%, 09/15/29 ..... 194 185,652
Park River Holdings, Inc.
(c)
5.63%, 02/01/29
(d)
................. 157 135,056
6.75%, 08/01/29 .................. 133 118,030
Penske Automotive Group, Inc., 3.75%,
06/15/29 ...................... 197 181,763
PetSmart, Inc., 7.75%, 02/15/29
(c)
........ 442 440,204
Sonic Automotive, Inc., 4.63%, 11/15/29
(c)(d)
.. 255 240,318
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Specialty Building Products Holdings LLC,
7.75%, 10/15/29
(c)
................ USD 200 $ 204,737
Staples, Inc., 10.75%, 09/01/29
(c)
........ 932 913,346
Upbound Group, Inc., 6.38%, 02/15/29
(c)
.... 170 166,663
Victoria's Secret & Co., 4.63%, 07/15/29
(c)(d)
.. 235 215,820
Victra Holdings LLC, 8.75%, 09/15/29
(c)(d)
... 177 187,605
5,820,539
Technology Hardware, Storage & Peripherals — 0.4%
Seagate HDD Cayman
4.09%, 06/01/29 .................. 197 185,546
8.25%, 12/15/29
(d)
................. 196 210,345
Xerox Holdings Corp., 8.88%, 11/30/29
(c)(d)
.. 203 177,900
573,791
Textiles, Apparel & Luxury Goods — 0.4%
(c)
Crocs, Inc., 4.25%, 03/15/29 ........... 140 130,381
Kontoor Brands, Inc., 4.13%, 11/15/29 ..... 157 146,122
Wolverine World Wide, Inc., 4.00%, 08/15/29
(d)
210 185,925
462,428
Trading Companies & Distributors — 1.5%
(c)
Alta Equipment Group, Inc., 9.00%, 06/01/29
(d)
203 196,565
Beacon Roofing Supply, Inc., 4.13%, 05/15/29 137 134,089
BlueLinx Holdings, Inc., 6.00%, 11/15/29
(d)
... 111 107,524
Foundation Building Materials, Inc., 6.00%,
03/01/29
(d)
..................... 165 147,630
Herc Holdings, Inc., 6.63%, 06/15/29 ...... 314 320,875
Imola Merger Corp., 4.75%, 05/15/29 ...... 785 749,220
WESCO Distribution, Inc., 6.38%, 03/15/29 .. 353 359,304
2,015,207
Transportation Infrastructure — 0.2%
Seaspan Corp., 5.50%, 08/01/29
(c)
....... 282 259,942
Wireless Telecommunication Services — 0.8%
(c)
Connect Finco SARL, 9.00%, 09/15/29 ..... 780 699,308
Zegona Finance plc, 8.63%, 07/15/29 ..... 345 369,299
1,068,607
Total Corporate Bonds — 97.7%
(Cost: $126,819,785) .............................. 128,309,384
Total Long-Term Investments — 97.7%
(Cost: $126,819,785) .............................. 128,327,024
Shares
Shares
Short-Term Securities
Money Market Funds — 18.0%
(g)(h)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.54%
(i)
................... 23,309,145 23,320,799
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.35% ................... 364,622 364,622
Total Short-Term Securities — 18.0%
(Cost: $23,684,215) ............................... 23,685,421
Total Investments — 115.7%
(Cost: $150,504,000 ) .............................. 152,012,445
Liabilities in Excess of Other Assets — (15.7)% ............ (20,633,935)
Net Assets — 100.0% ...............................
$ 131,378,510
(a)
Non-income producing security.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
2029 Term High Yield and Income ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $17,640, representing less than 0.05% of its net assets as of period end, and an original cost of $0.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
All or a portion of this security is on loan.
(e)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.
(i)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
Shares
Held at
01/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 11,500,288 $ 11,823,279
(a)
$ — $ (874) $ (1,894) $ 23,320,799 23,309,145 $ 20,809
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 95,214 269,408
(a)
— — — 364,622 364,622 4,078 —
$ (874) $ (1,894) $ 23,685,421 $ 24,887 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
2029 Term High Yield and Income ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ — $ 17,640 $ — $ 17,640
Corporate Bonds ......................................... — 128,309,384 — 128,309,384
Short-Term Securities
Money Market Funds ...................................... 23,685,421 — — 23,685,421
$ 23,685,421 $ 128,327,024 $ — $ 152,012,445
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
PIK Payment-In-Kind
REIT Real Estate Investment Trust